Notes Payable - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes Payable [Line Items]
Debt instrument, face amount						$ 63
Amortization of the debt discounts			$ 99	$ 0	$ 208	$ 242	$ 140
Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable [Line Items]
Debt instrument extended maturity date	Jun. 15, 2024
Debt instrument, face amount	$ 100
Deferred financing costs	$ 100
Amortization of deferred financing cost		$ 20		$ 23